Pensions - Changes in gross benefit obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change In Gross Pension Obligation [Abstract]
Gross obligation January 1	$ 1,708	$ 1,111	$ 945
Current service cost	398	325	360
Interest charge on pension liabilities	42	31	27
Past service cost - curtailment/plan amendment			(19)
Settlement (gain)			(128)
Social security expenses	(57)	(44)	(48)
Remeasurements loss/(gain)	119	227	(18)
Exchange rate differences	(119)	58	(8)
Gross pension obligation December 31	$ 2,090	$ 1,708	$ 1,111